11. PROPERTY, PLANT AND EQUIPMENT (Details 2)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Buildings and infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average estimated useful lives	[1]	34 years	38 years
Machinery, equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average estimated useful lives		20 years	21 years
Fixtures and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average estimated useful lives		12 years	12 years
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average estimated useful lives		10 years	14 years

[1]	The decrease was caused by the review of the useful lives of dams infrastructure as a result of technical and functional obsolescence recorded in 2020 as a result of the use of filter and stack dry tailings in our iron ore production.